Other receivables and other assets	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Other receivables and other assets	Other receivables and other assets
Other receivables and other assets break down as follows:

(amounts in thousands of euros)	AS OF DECEMBER 31, 2023	AS OF DECEMBER 31, 2024	AS OF DECEMBER 31, 2025
OTHER RECEIVABLES AND ASSETS
Prepaid expenses - non current	2,320	948	625
Total other non-current assets	2,320	948	625
Research tax credit ("CIR")	4,600	5,774	3,196
VAT receivables	14,439	9,841	6,870
Prepaid expenses	5,746	3,233	2,649
Employee-related receivables	—	—	429
Credit notes	60	48	—
Total current other receivables and assets	24,845	18,896	13,144
Other receivables and assets	27,164	19,843	13,769
Research tax credit (“CIR”)
The CIR is recognized as Other Operating Income (see note 4.9) in the year to which the eligible research expense relates. The Group received the payments of the CIR for 2023 and 2024 tax years in the amount of respectively  €4,493 thousand and €5,640 thousand in respectively 2024 and 2025 and expects to receive the CIR for the 2025 tax year of €3,196 thousand in 2026.
VAT Receivables
Value-added tax (“VAT”) receivables relate primarily to the deductible VAT and VAT refunds claimed.
Prepaid expenses
Prepaid expenses as of December 31, 2023 include prepaid expenses related to CRO contracts for an amount of €1,347 thousand (see
Note 9) and deferred transactions costs related to tranches B and C of the Kreos / Claret financings for an amount of €3,152 thousand
(most of which represents the issuance date fair value of the tranche A-B and C Kreos / Claret BSA, representing origination fees for the future drawdowns of the tranches B and C of the Kreos / Claret Financing, See Note 15.1) and other expenses from various suppliers amounting to €3,567 thousand.
Prepaid expenses as of December 31, 2024 include prepaid expenses related to CRO contracts for an amount of €1,577 thousand (see
Note 9) and other expenses from various suppliers amounting to €2,604 thousand.
The decrease in prepaid expenses over the year ended December 31, 2024 mainly corresponds to the reclassification of the deferred transaction costs of tranche B of the Kreos / Claret Financing, from prepaid expenses to a reduction of the initial carrying value of the tranche B debt component, in accordance with the effective interest rate method, for an amount of €1,546 thousand, and to the amortization of the deferred transaction costs related to tranche C (already fully amortized on the date of drawdown).
Prepaid expenses as of December 31, 2025 include prepaid expenses related to CRO contracts for an amount of €1,068 thousand (see
Note 9) and other expenses from various suppliers amounting to €2,207 thousand.